Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

Note 11 – Subsequent Events

On April 17, 2012, the Company issued 8,600,000 shares at a price of $0.05 each to two officers of the Company for settlement of their salaries of $430,000 for the year ended December 31, 2011.